Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item
Summary of Significant Accounting Policies
Number of wholly-owned subsidiaries	2	2
Number of operating segment previously operated	2	2
Cash and cash equivalents
Interest bearing deposits in excess of the FDIC limits		$ 4,700,000
Maximum
Cash and cash equivalents
Interest bearing accounts insured by the Federal Deposit Insurance Corporation		$ 250,000